Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Ordinary Shares
a.	Ordinary shares

	December 31,	December 31,	December 31,
	2019	2020	2021
Number of ordinary shares authorised	500,000,000	500,000,000	500,000,000
Authorised par value of per share	NTD $ 10.0	US$ 0.01	US$ 0.01
Number of ordinary shares issued and fully paid	189,954,970	209,675,470	348,723,365
Number of equivalent ADSs issued and fully paid	37,990,994	41,935,094	69,744,673
Amount of ordinary shares authorised	NTD5,000,000,000	$5,000,000	$5,000,000
Amount of share capital par value issued and fully paid	$61,366,844	$61,826,237	$63,019,962
Amount of share capital surplus issued and fully paid	$108,800,191	$115,754,741	$213,098,729